Summary of Material Accounting Policies - Schedule of Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 1,084	$ 1,532	$ (176)
Building and leasehold/land improvements | Change In Accounting Estimate
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 76
Computer
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Maximum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Maximum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years
Minimum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	26 years
Minimum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years